John Hancock Emerging Markets Equity Fund Average Annual Total Returns - Class NAV [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent	20.18%	(2.20%)	6.23%
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.13%	(3.17%)	5.19%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.94%	(1.88%)	4.71%